Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 192,888	¥ 223,635
Contract assets (Included in Other Assets)	16,127	13,403
Contract liabilities (Included in Other Liabilities)	¥ 29,172	¥ 34,338